Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Inventories

Inventories as of December 31, 2017 and 2018 are as follows:

		2017
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,528,835	(2,829)	3,526,006
Merchandise		107	—	107
Work-in-progress		138,709	(1,028)	137,681
Finished goods		72,923	(1,517)	71,406
Supplies		1,581,661	(3,940)	1,577,721
Inventories in transit		679,358	—	679,358
Other inventories		9,807	—	9,807

	￦	6,011,400	(9,314)	6,002,086

		2018
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,886,739	(2,609)	3,884,130
Work-in-progress		189,907	(1,028)	188,879
Finished goods		50,526	—	50,526
Supplies		1,858,751	(3,907)	1,854,844
Inventories in transit		1,196,113	—	1,196,113
Other inventories		13,761	—	13,761

	￦	7,195,797	(7,544)	7,188,253